Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation.
Schedule of weighted average assumptions used

	2017	2018	2019
Expected volatility	57.90%‑59.70%	57.30%	Not applicable
Weighted average volatility	58.44%	57.30%	Not applicable
Expected dividends	-	-	Not applicable
Risk-free rate	2.60%‑3.18%	3.10%	Not applicable
Contractual term (in years)	10	10	Not applicable
Enterprise value	US$0.32‑US$0.65	US$0.65	Not applicable

Schedule of stock option activity

				Weighted average	Remaining	Aggregated
	Employees	Consultants	Total	exercise price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2017	18,892	1,637	20,529	0.43	1.39	9,975
Granted	60	-	60	0.42	-	-
Exercised	-	-	-	-	-	-
Forfeited	(1,877)	-	(1,877)	0.94	-	-
Outstanding at December 31, 2017	17,075	1,637	18,712	0.37	0.72	8,951
Granted	205	-	205	1.00	-	-
Exercised	-	-	-	-	-	-
Forfeited	(3,443)	-	(3,443)	0.12	-	-
Replaced by restricted shares	(13,837)	(1,637)	(15,474)	(0.43)	-	-
Outstanding at December 31, 2018 and 2019	-	-	-	-	-	-
Exercisable as of December 31, 2017	10,606	1,424	12,030	0.28	0.39	5,293
Exercisable as of December 31, 2018 and 2019	-	-	-	-	-	-

Schedule of restricted shares

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of January 1, 2018	-	-
Granted	24,407,184	1.595
Vested	(12,917,926)	1.595
Outstanding as of December 31, 2018	11,489,258	1.595
Granted	11,527,950	1.440
Forfeit	(733,764)	1.593
Vested	(13,070,570)	1.623
Outstanding as of December 31, 2019	9,212,874	1.364